Expenses for shipping activities - Charter hire expenses (Details) $ in Thousands		6 Months Ended
	Dec. 16, 2016	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($) vessel
Disclosure of operating segments [line items]
Total charter hire expenses		$ 0	$ (15,432)	[1]
Time Charters
Disclosure of operating segments [line items]
Total charter hire expenses		0	0
Bareboat charter
Disclosure of operating segments [line items]
Total charter hire expenses		$ 0	$ (15,432)
Sale and leaseback agreement - bare boat hire | Vessels
Disclosure of operating segments [line items]
Number of VLCCs delivered | vessel			4
Leaseback term	5 years

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.